NEUBERGER BERMAN
EQUITY FUNDS(R)             SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 17, 2007
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INVESTOR CLASS


NEUBERGER BERMAN CENTURY FUND

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 6 OF THE INVESTOR CLASS PROSPECTUS:

PORTFOLIO MANAGERS

The Fund is managed by a team consisting of the following lead Portfolio
Managers:

DANIEL D. ROSENBLATT is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since September 2007.

JOHN J. BARKER is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since September 2007.

DANIEL J. FLETCHER, CFA is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Manager of the Fund since September 2007. Previously, Mr. Fletcher was an equity research analyst/product manager at Lehman Brothers.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

THE DATE OF THIS SUPPLEMENT IS JANUARY 16, 2008.


                                               NEUBERGER BERMAN
                                               A LEHMAN BROTHERS COMPANY
                                               NEUBERGER BERMAN MANAGEMENT, INC.
                                               605 Third Avenue  2nd Floor
                                               New York, NY  10158-0180
                                               SHAREHOLDER SERVICES
                                               800.877.9700
                                               INSTITUTIONAL SERVICES
                                               800.366.6264
                                               www.nb.com